Deposits - Summary of Scheduled Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Maturities of Time Deposits [Abstract]
One year or less	$ 118,629
More than one year to two years	36,575
More than two years to three years	10,754
More than three years to four years	9,026
More than four years to five years	4,888
More than five years	449
Total	$ 180,321